Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Jun. 30, 2021 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Movement of Positive market values from derivative financial instruments from Level 3 to Level 2 due to refinement of levelling methodology	€ 1,000
Movement of Negative market values from derivative financial instruments from Level 3 to Level 2 due to refinement of levelling methodology	200
Transfers from Level 2 to Level 1 on trading securities (assets)	6,000
Transfers from Level 2 to Level 1 on trading securities (liabilities)	8,000
Transfers from Level 1 to Level 2 on trading securities (assets)	€ 3,000